Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operations
Net loss	$ (694,362)	$ (215,413)	$ 0	$ 0
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	71,515	15,909	84,166	56,930
Stock-based compensation	5,998	101,240	787,990	262,251
Waiver of related party expenses	0	5,610	22,440	22,440
Deferred income taxes	0	(130,000)	0	16,400
Changes in operating assets:
Accounts receivable	(30,344)	(2,268)	(10,891)	(5,760)
Inventory	(37,268)	(245,577)	(864,435)	(1,546,426)
Prepaid & other current assets	0	30,000	27,500	(30,000)
Accounts payable	(46,756)	(52,841)	(86,966)	283,638
Accrued expenses	16,400	1,302	93,516	(45,900)
Deferred revenue and customer deposits	(23,333)	(73,333)	(243,332)	3,334
Total adjustments to net income	(43,788)	(349,958)	(190,012)	(983,093)
Net cash (used in) operating activities	(738,150)	(565,371)	(3,127,074)	(959,493)
Cash Flows from Investing Activities
Acquisition of equipment	(401,620)	(14,567)	(573,717)	(36,955)
Net cash flows (used in) investing activities	(401,620)	(14,567)	(573,717)	(36,955)
Cash Flows from Financing Activities
Advance from affiliate	0	0	(10,000)	0
Advances from related party	(13,378)	(41,866)	(33,292)	42,605
Proceeds from note payable to related party	0	0	0	22,000
Repayments on notes payable from related party	0	0	0	(158,000)
Proceeds from issuance of common stock	3,231,370	0	4,256,000	2,000,000
Net cash flows provided by (used in) investing activities	3,217,992	(41,866)	4,212,708	1,906,605
Net increase (decrease) in cash	2,078,222	(621,804)	511,917	910,157
Cash balance, beginning	1,429,412	917,495	917,495	7,338
Cash balance, ending	3,507,634	295,691	1,429,412	917,495
Supplemental disclosure of cash flow information and non cash investing and financing activities:
Interest paid	0	0	0	0
Taxes paid	0	0	0	0
Non-cash transactions:
Capitalized construction cost for units placed in service	0	0	1,762,250	0
Note issued in exchange for assets	0	0	210,500	0
Exchanged license for investment in Joint Ventures	$ 0	$ 0	$ 0	$ 490,410